Inventories, Net (Details) - Schedule of Real Estate Work in Progress - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventories, Net (Details) - Schedule of Real Estate Work in Progress [Line Items]
Real state work in progress	S/ 127,008	S/ 126,598
Los Parques de Comas [Member]
Inventories, Net (Details) - Schedule of Real Estate Work in Progress [Line Items]
Real state work in progress	79,433	82,518
Los Parques del Mar [Member]
Inventories, Net (Details) - Schedule of Real Estate Work in Progress [Line Items]
Real state work in progress	20,524	20,295
Los Parques del Callao [Member]
Inventories, Net (Details) - Schedule of Real Estate Work in Progress [Line Items]
Real state work in progress	18,901	16,040
Los Parques de Piura [Member]
Inventories, Net (Details) - Schedule of Real Estate Work in Progress [Line Items]
Real state work in progress	5,818	5,515
Others [Member]
Inventories, Net (Details) - Schedule of Real Estate Work in Progress [Line Items]
Real state work in progress	S/ 2,332	S/ 2,230